Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Condensed Consolidated Statements Of Operations
Revenue
Cost of revenues
Gross profit
Operating expenses
Payroll and related expenses	132,754	129,668	397,702	540,320	553,199	803,426
Consulting	309,968	157,500	641,997	1,523,041	2,081,714	867,356
Professional fees	72,210	33,113	176,493	241,488	332,767	614,935
Research and development	77,034	156,484	188,832	175,739	251,724	824,711
General and administrative	92,152	63,130	235,190	661,420	738,816	1,939,230
Total operating expenses	684,118	539,895	1,640,214	3,142,008	3,958,220	5,049,658
Operating loss	(684,118)	(539,895)	(1,640,214)	(3,142,008)	(3,958,220)	(5,049,658)
Other income (expense):
Interest expense, net	(295,064)	(207,087)	(861,409)	(1,023,819)	(1,186,008)	(75,145)
Change in fair value of derivative liability	(5,148)	409,994	(1,542,548)	1,164,807	4,959,062	(50,237)
Loss on Extinguishment of Debt		(56,221)		(628,510)	(628,510)
Legal Settlement - replacement warrants						(1,764,450)
Legal settlement - other					(42,210)
Net loss	(984,330)	(393,209)	(4,044,171)	(3,629,530)	(855,886)	(6,939,490)
Less: Noncontrolling interest in net loss	(3,276)	(3,389)	(9,665)	(9,134)	(11,717)	(16,390)
Net loss attributable to shareholders/Cool Technologies, Inc.	$ (981,054)	$ (389,820)	$ (4,034,506)	$ (3,620,396)	$ (844,169)	$ (6,923,100)
Net loss per common share: Basic and diluted	$ (0.01)	$ (0.005)	$ (0.03)	$ (0.04)	$ (0.01)	$ (0.10)
Weighted average common shares outstanding: Basic and diluted	137,153,770	84,142,499	123,840,788	80,677,522	84,894,351	64,586,781